CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

	December 31,
	2016	2015
	(In thousands)
Other current assets:
Income taxes receivable	$41,352	$26,793
Production costs	39,763	24,804
Prepaid expenses	37,665	40,091
Capitalized downloadable search toolbar costs, net	28,737	27,929
Other	56,551	54,669
Other current assets	$204,068	$174,286

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$247,451	$235,545
Computer equipment and capitalized software	259,464	239,309
Furniture and other equipment	93,002	88,664
Projects in progress	13,048	18,676
Land	5,117	5,117
	618,082	587,311
Accumulated depreciation and amortization	(311,834)	(284,494)
Property and equipment, net	$306,248	$302,817

	December 31,
	2016	2015
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$106,301	$104,481
Accrued advertising expense	68,916	87,064
Other	169,693	191,706
Accrued expenses and other current liabilities	$344,910	$383,251

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue:
Service revenue	$2,967,474	$3,077,080	$2,957,735
Product revenue	172,408	153,853	151,812
Revenue	$3,139,882	$3,230,933	$3,109,547

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Cost of revenue:
Cost of service revenue	$617,058	$652,137	$734,222
Cost of product revenue	138,672	126,024	125,982
Cost of revenue	$755,730	$778,161	$860,204

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Other income (expense), net	$60,461	$36,921	$(52,484)

Other income, net in 2016(a) includes gains of $37.5 million and $12.0 million related to the sale of ShoeBuy and PriceRunner, respectively, $34.3 million in net foreign currency exchange gains due to strengthening of the dollar relative to the British Pound and Euro, interest income of $5.1 million and a $3.6 million gain related to the sale of marketable equity securities, partially offset by a non-cash charge of $12.1 million related to the write-off of a proportionate share of original issue discount and deferred financing costs associated with the repayment of $440 million of the Match Group Term Loan, $10.0 million in other-than-temporary impairment charges related to certain cost method investments as a result of our assessment of the near-term prospects and financial condition of the investees, a loss of $3.8 million related to the sale of ASKfm and a $3.6 million loss on the 2012 and 2013 Senior Note redemptions and repurchases.
Other income, net in 2015 included a gain of $34.3 million from a real estate transaction, $5.4 million in net foreign currency exchange gains and $4.3 million in interest income, partially offset by $6.7 million in other-than-temporary impairment charges related to certain cost method investments.
Other expense, net in 2014 included $66.6 million in other-than-temporary impairment charges related to certain cost method investments and a $4.2 million other-than-temporary impairment charge on one of our equity method investments following the sale of a majority of the investee's assets, partially offset by a $19.4 million gain related to the sale of Urbanspoon, $4.4 million in interest income and $3.6 million in gains related to the sale of several long-term investments.
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(a)
PriceRunner was sold on March 18, 2016. PriceRunner's 2016 revenue, operating income and Adjusted EBITDA were $7.1 million, $2.2 million and $2.6 million, respectively. Included in PriceRunner's operating income were $0.3 million of amortization of intangibles and $0.1 million of depreciation. ASKfm was sold on June 30, 2016. ASKfm's 2016 revenue, operating loss and Adjusted EBITDA loss were $3.0 million, $4.9 million and $3.9 million, respectively. Included in ASKfm's operating loss were $0.5 million of amortization of intangibles and $0.5 million of depreciation. ShoeBuy was sold on December 30, 2016. ShoeBuy's 2016 revenue, operating loss and Adjusted EBITDA loss were $171.8 million, $4.2 million and $1.3 million, respectively. Included in ShoeBuy's operating loss were $2.7 million of depreciation and $0.3 million of amortization of intangibles.

PriceRunner's full year 2015 revenue, operating income and Adjusted EBITDA were $32.3 million, $9.7 million and $13.0 million, respectively. Included in PriceRunner's operating income were $2.9 million of amortization of intangibles and $0.4 million of depreciation. ASKfm's full year 2015 revenue, operating loss and Adjusted EBITDA loss were $10.9 million, $9.1 million and $6.1 million, respectively. Included in ASKfm's operating loss were $2.0 million of amortization of intangibles and $1.1 million of depreciation. ShoeBuy's full year 2015 revenue, operating loss and Adjusted EBITDA loss were $151.8 million, $18.9 million and $2.4 million, respectively. Included in ShoeBuy's operating loss were $14.1 million of goodwill impairment, $2.0 million of depreciation and $0.4 million of amortization of intangibles.